Average Annual Total Returns{- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Growth Fund	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	22.71%	29.58%	22.23%	20.17%	27.79%	20.69%	14.98%	24.17%	18.67%	27.60%	25.32%	19.79%